UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating revenues
Interest income related parties – direct financing leases	$ 382	$ 4,452
Interest income other – sales-type, direct financing leases and leaseback assets	4,394	8,454
Service revenue related parties – direct financing leases	1,746	3,258
Profit sharing income – related parties	1,510	1,512
Profit sharing income – other	8,125	4,717
Time charter revenues – related parties	25,689	25,261
Time charter revenues – other	205,775	142,739
Bareboat charter revenues – related parties	17,770	7,912
Bareboat charter revenues – other	13,195	1,290
Voyage charter revenues	24,371	24,437
Other operating income	2,729	1,858
Total operating revenues	305,686	225,890
Gain on sale of assets and termination of charters, net	13,228	0
Operating expenses
Vessel operating expenses – related parties	12,826	14,740
Vessel operating expenses – other	70,525	57,138
Depreciation	91,313	60,392
Vessel impairment charge	0	1,927
Administrative expenses – related parties	757	154
Administrative expenses – other	7,859	6,293
Total operating expenses	183,280	140,644
Net operating income	135,634	85,246
Non-operating income / (expense)
Interest income – related parties, long term loans to associated companies	2,263	4,063
Interest income – related parties, other	249	233
Interest income – other	433	38
Interest expense	(50,104)	(48,128)
Loss on repurchase of bonds	0	(697)
Gain on investments in debt and equity securities	4,466	3,933
Other financial items, net	10,083	3,757
Net income before equity in earnings of associated companies	103,024	48,445
Equity in earnings of associated companies	1,405	2,564
Net income	$ 104,429	$ 51,009
Per share information:
Basic earnings per share (in USD per share)	$ 0.82	$ 0.43
Diluted earnings per share (in USD per share)	$ 0.79	$ 0.43